UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	April 16, 2012

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	52
Form 13F Information Table Value Total:	$172,647

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     5471    89269 SH       SOLE                    89269
ACUITY BRANDS                  COM              00508Y102     5238    83361 SH       SOLE                    83361
ADOBE SYSTEMS                  COM              00724F101     5336   155530 SH       SOLE                   155530
APPLE COMPUTER                 COM              037833100     1394     2325 SH       SOLE                     2325
AT&T                           COM              00206R102     4790   153379 SH       SOLE                   153379
BANK OF AMERICA                COM              060505104      229    23886 SH       SOLE                    23886
CHEVRONTEXACO                  COM              166751107     1106    10314 SH       SOLE                    10314
CISCO SYSTEMS                  COM              17275R102     4883   230872 SH       SOLE                   230872
CITRIX SYSTEMS                 COM              177376100     5818    73730 SH       SOLE                    73730
COCA COLA                      COM              191216100     1655    22358 SH       SOLE                    22358
CULLEN/FROST                   COM              229899109     4747    81571 SH       SOLE                    81571
CVS CAREMARK                   COM              126650100     6015   134272 SH       SOLE                   134272
ELECTRONIC ARTS                COM              285512109     4489   272280 SH       SOLE                   272280
EMC                            COM              268648102     6702   224295 SH       SOLE                   224295
EXXON MOBIL                    COM              302290101     6341    73109 SH       SOLE                    73109
FOREST OIL                     COM              346091606     2984   246165 SH       SOLE                   246165
GENERAL ELECTRIC               COM              369604103     6447   321218 SH       SOLE                   321218
HALLIBURTON                    COM              406216101      305     9194 SH       SOLE                     9194
HOSPIRA                        COM              441060100     2311    61800 SH       SOLE                    61800
IBM                            COM              459200101     1087     5210 SH       SOLE                     5210
ILLINOIS TOOL                  COM              452308109     5027    88006 SH       SOLE                    88006
INTEL                          COM              458140100     5642   200662 SH       SOLE                   200662
JACOBS ENGINEERG               COM              469814107     5114   115265 SH       SOLE                   115265
JARDEN                         COM              471109108     5506   136865 SH       SOLE                   136865
JOHNSON CONTRLS                COM              478366107     5293   162975 SH       SOLE                   162975
KIMBERLY CLARK                 COM              494368103      955    12926 SH       SOLE                    12926
LAZARD LTD-CL A                COM              021260622     4626   161961 SH       SOLE                   161961
LONE PINE RESRCES              COM              54222A106      487    74976 SH       SOLE                    74976
MICROSOFT                      COM              594918104     6308   195571 SH       SOLE                   195571
MONSANTO                       COM              61166W101     5057    63408 SH       SOLE                    63408
NIKE CLASS B                   COM              654106103     5643    52036 SH       SOLE                    52036
NMC                            COM              629196106        0   100000 SH       SOLE                   100000
PEPSICO                        COM              713448108      414     6233 SH       SOLE                     6233
PHILIP MORRIS INTL             COM              718172109      208     2344 SH       SOLE                     2344
PROCTER & GAMBLE               COM              742718109      269     4007 SH       SOLE                     4007
QUALCOMM                       COM              747525103     5565    81772 SH       SOLE                    81772
REGIONS FINL                   COM              7591EP100     1957   297011 SH       SOLE                   297011
SCHLUMBERGER                   COM              806857108     4784    68410 SH       SOLE                    68410
SIMMONS FIRST NATIONAL         COM              828730200      283    10975 SH       SOLE                    10975
SUNOVIA ENERGY TECHNOLOGIES    COM              86770A104        2    82000 SH       SOLE                    82000
TARGET                         COM              87612E106     5221    89595 SH       SOLE                    89595
TEVA PHARMA                    COM              881624209     4828   107149 SH       SOLE                   107149
THERMO FISHER                  COM              883556102     4356    77260 SH       SOLE                    77260
TYSON FOODS                    COM              902494103     1101    57480 SH       SOLE                    57480
WALMART                        COM              931142103     5693    93028 SH       SOLE                    93028
WALT DISNEY                    COM              254687106     5629   128581 SH       SOLE                   128581
WINDSTREAM                     COM              97381W104      740    63205 SH       SOLE                    63205
COLUMBIA MIDCAP INDEX FD-Z                      19765J608     2405   198783 SH       SOLE                   198783
FIRST EAGLE SOGEN GLOBAL-A                      32008F507      392     8005 SH       SOLE                     8005
FRANKLIN INCOME FUND CL A                       353496300       64    29301 SH       SOLE                    29301
VANGUARD 500 INDEX FUND-SIGN                    922908496      672     6272 SH       SOLE                     6272
VANGUARD INSTL INDEX-INST PL                    922040209     1058     8203 SH       SOLE                     8203